Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES
(a)	Operating commitments

As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:

Rental
RMB
2019	4,284
2020	2,947
2021	1,600
2022 and after	978
9,809

The operating commitments as of December 31, 2018 presented above mainly consist of non-cancelable operating lease commitments.

As of December 31, 2019, future minimum commitments under non-cancelable agreements were as follows:

Rental
RMB
2020	1,351
2021	1,827
2022	1,876
2023 and after	681
5,735

The operating commitments as of December 31, 2019 presented above mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use assets and lease liabilities.

21.	COMMITMENTS AND CONTINGENCIES (Continued)

(b)	Capital and other commitment

As of December 31, 2019, the Group had no outstanding capital commitments.

(c)	Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows.

However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group’s financial position and results of operations for the periods in which the unfavorable outcome occurs.